Segment information - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information
Total assets	SFr 787,295	SFr 768,916
Americas
Segment Reporting Information
Total assets	305,328	309,616
Asia Pacific
Segment Reporting Information
Total assets	94,088	75,609
EMEA
Segment Reporting Information
Total assets	144,888	149,400
Switzerland
Segment Reporting Information
Total assets	242,991	234,291
Operating Segments | Swiss Universal Bank
Segment Reporting Information
Total assets	232,729	224,301
Operating Segments | International Wealth Management
Segment Reporting Information
Total assets	93,059	91,835
Operating Segments | Asia Pacific
Segment Reporting Information
Total assets	107,660	99,809
Operating Segments | Global Markets
Segment Reporting Information
Total assets	214,019	211,530
Operating Segments | Investment Banking & Capital Markets
Segment Reporting Information
Total assets	17,819	16,156
Operating Segments | Strategic Resolution Unit
Segment Reporting Information
Total assets		20,874
Corporate Center
Segment Reporting Information
Total assets	122,009	104,411
Bank
Segment Reporting Information
Total assets	SFr 790,459	SFr 772,069